Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 10, 2017	Jul. 01, 2016	Jun. 30, 2017	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
C000016466 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 35,245	$ 28,594	$ 25,433	$ 20,143	$ 17,930	$ 20,967	$ 15,482	$ 14,625	$ 13,642	$ 11,799
C000016468 [Member]
Account Value [Line Items]
Accumulated Value		10,000		35,955	29,110	25,837	20,430	18,146	21,179	15,609	14,712	13,697	11,821
C000016467 [Member]
Account Value [Line Items]
Accumulated Value		9,425		32,397	26,355	23,494	18,656	16,644	19,518	14,447	13,684	12,794	11,094
C000016469 [Member]
Account Value [Line Items]
Accumulated Value		10,000		31,892	26,132	23,469	18,781	16,884	19,944	14,876	14,194	13,369	11,678
C000016470 [Member]
Account Value [Line Items]
Accumulated Value		10,000		33,523	27,337	24,433	19,451	17,398	20,450	15,174	14,409	13,505	11,737
C000189760 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,258	31,198	25,259	22,420	17,723	15,742	18,378	13,541	12,767	11,883
C000016462 [Member]
Account Value [Line Items]
Accumulated Value		10,000		43,078	37,336	32,442	24,257	19,764	24,543	18,698	15,310	14,360	12,088
C000016464 [Member]
Account Value [Line Items]
Accumulated Value		10,000		43,953	38,020	32,968	24,597	20,004	24,792	18,854	15,406	14,422	12,118
C000189758 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,307	37,556	32,475	28,132	20,981	17,056	21,128	16,054	13,114	12,272
C000016463 [Member]
Account Value [Line Items]
Accumulated Value		9,425		39,602	34,408	29,970	22,459	18,345	22,843	17,447	14,320	13,468	11,367
C000055501 [Member]
Account Value [Line Items]
Accumulated Value		10,000		38,991	34,142	29,957	22,616	18,618	23,350	17,973	14,861	14,076	11,973
C000016465 [Member]
Account Value [Line Items]
Accumulated Value		10,000		40,996	35,702	31,175	23,419	19,174	23,948	18,333	15,081	14,223	12,033
C000189759 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,306	37,389	32,337	28,035	20,921	17,008	21,086	16,032	13,101	12,265
C000016473 [Member]
Account Value [Line Items]
Accumulated Value		10,000		29,198	22,980	21,198	18,482	17,695	19,627	14,078	13,842	13,255	11,595
C000016475 [Member]
Account Value [Line Items]
Accumulated Value		10,000		29,785	23,394	21,541	18,745	17,907	19,824	14,191	13,926	13,307	11,616
C000016474 [Member]
Account Value [Line Items]
Accumulated Value		9,425		26,837	21,175	19,578	17,116	16,426	18,266	13,137	12,948	12,429	10,900
C000016476 [Member]
Account Value [Line Items]
Accumulated Value		10,000		26,415	21,001	19,567	17,232	16,660	18,669	13,523	13,431	12,990	11,477
C000016477 [Member]
Account Value [Line Items]
Accumulated Value		10,000		27,766	21,961	20,360	17,843	17,168	19,139	13,796	13,636	13,118	11,534
C000189761 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,168	26,069	20,478	18,852	16,405	15,677	17,350	12,422	12,190	11,645
C000016471 [Member]
Account Value [Line Items]
Accumulated Value		10,000		28,296	19,503	12,152	10,292	9,715	12,044	13,134	9,307	8,182	7,867
C000055503 [Member]
Account Value [Line Items]
Accumulated Value		10,000		28,861	19,861	12,350	10,432	9,825	12,160	13,231	9,361	8,215	7,883
C000016472 [Member]
Account Value [Line Items]
Accumulated Value		9,425		26,015	17,984	11,238	9,541	9,017	11,211	12,255	8,709	7,668	7,403
C000055505 [Member]
Account Value [Line Items]
Accumulated Value		10,000		25,616	17,836	11,231	9,599	9,156	11,464	12,623	9,035	8,026	7,796
C000055506 [Member]
Account Value [Line Items]
Accumulated Value		10,000		26,930	18,661	11,686	9,944	9,435	11,749	12,880	9,171	8,100	7,837
C000016484 [Member]
Account Value [Line Items]
Accumulated Value		10,000		26,694	18,723	17,870	16,101	14,284	18,656	11,627	12,664	13,716	12,119
C000016486 [Member]
Account Value [Line Items]
Accumulated Value		10,000		27,236	19,064	18,153	16,336	14,465	18,851	11,722	12,737	13,770	12,141
C000016485 [Member]
Account Value [Line Items]
Accumulated Value		9,425		24,547	17,268	16,509	14,916	13,274	17,377	10,851	11,843	12,860	11,391
C000088007 [Member]
Account Value [Line Items]
Accumulated Value		10,000		24,165	17,129	16,494	15,015	13,464	17,748	11,171	12,288	13,444	12,002
C000016487 [Member]
Account Value [Line Items]
Accumulated Value		10,000		25,395	17,911	17,166	15,555	13,871	18,205	11,397	12,468	13,575	12,060
C000189764 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,148	22,748	15,928	15,168	13,642	12,081	15,743	9,792	10,640	11,502
C000016488 [Member]
Account Value [Line Items]
Accumulated Value		10,000		18,749	16,305	13,145	12,002	12,588	11,990	10,341	11,288	10,055	10,061
S&P 500 [Member]
Account Value [Line Items]
Accumulated Value		10,000		42,271	34,556	30,006	24,091	20,144	22,536	16,006	14,889	13,484	11,790
S&P 500 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,326	37,024	30,267	26,282	21,100	17,643	19,739	14,020	13,041	11,811
Russell 1000 [Member]
Account Value [Line Items]
Accumulated Value		10,000		41,504	34,017	29,410	23,742	19,890	22,871	15,986	14,873	13,519	11,803
Russell 1000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,324	36,303	29,754	25,724	20,766	17,397	20,005	13,982	13,009	11,824
MSCI World [Member]
Account Value [Line Items]
Accumulated Value		10,000		34,363	28,320	24,360	20,267	17,102	19,964	14,358	13,961	13,130	11,820
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value		10,000		40,667	33,114	28,721	23,327	19,610	22,767	15,792	14,824	13,602	11,851
Russell 3000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,328	35,443	28,860	25,031	20,330	17,091	19,842	13,763	12,920	11,855
Russell 1000 Growth [Member]
Account Value [Line Items]
Accumulated Value		10,000		54,976	46,706	39,846	29,851	23,485	28,913	20,290	16,458	14,753	12,042
Russell 1000 Growth (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,489	47,886	40,683	34,707	26,001	20,456	25,184	17,674	14,336	12,850
Russell 1000 Value [Member]
Account Value [Line Items]
Accumulated Value		10,000		29,757	23,414	20,592	18,214	16,330	17,525	12,197	13,379	12,335	11,553
Russell 1000 Value (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,147	26,136	20,565	18,087	15,998	14,343	15,393	10,713	11,751	10,834
NYSE Arca Gold Miners [Member]
Account Value [Line Items]
Accumulated Value		10,000		32,754	21,874	14,071	12,090	10,811	13,012	13,823	9,564	8,245	8,042
Russell 2000 [Member]
Account Value [Line Items]
Accumulated Value		10,000		30,034	21,334	19,812	18,002	16,029	21,429	13,226	14,164	14,649	12,460
Russell 2000 (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,385	25,033	17,782	16,514	15,005	13,360	17,861	11,024	11,806	12,210
S&P 500 Utilities [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 23,914	$ 20,938	$ 16,968	$ 15,737	$ 16,338	$ 14,294	$ 12,347	$ 12,613	$ 10,597	$ 10,247